FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investment Securities	$ 0	$ 825
Accordion loan amount	30,000
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	57,847	48,847
Restricted Cash	4,223	12,791
Investment Securities	0	825
Fair Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
2019 Senior Secured Credit Facility including $30 million Accordion Loan	(253,902)	(291,798)
Financing of 2018-built Vessels	(112,238)	(119,867)
Carrying Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	57,847	48,847
Restricted Cash	4,223	12,791
Investment Securities	0	825
Carrying Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
2019 Senior Secured Credit Facility including $30 million Accordion Loan	(253,902)	(291,798)
Financing of 2018-built Vessels	$ (112,238)	$ (119,867)